Non-current and current inventories (Tables)	12 Months Ended
Dec. 31, 2019
Non-current and current inventories
Schedule of non-current and current inventories

	December 31,	December 31,
(€ million)	2019	2018
Raw and auxiliary materials and consumables	950	889
Consumables for infrastructure and facility maintenance of perforation activities	1,477	1,451
Finished products and goods	2,284	2,274
Work in progress	8
Certificates and emission rights	15	37
	4,734	4,651